SHARE CAPITAL - Black-Scholes Option Valuation Model (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Weighted Average Risk-free interest rate	2.84%	0.00%
Dividend yield	0.00%	0.00%
Weighted Average Volatility factor	74.00%
Weighted Average Expected life of the options	6 years 7 months 20 days	0 years